Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 1,230		$ 1,524
Borrowings	582		598
Gain (Loss) on Future Electricity Swaps	20
Forecast
Disclosure of financial assets [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 265
United States of America, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	2
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	8
Canada, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	2
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	8
United Kingdom, Pounds
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	8
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	8
Electricity Swaps
Disclosure of financial assets [line items]
Financial assets	22
Long-term debt	10		4
Trade receivables
Disclosure of financial assets [line items]
Financial assets	$ 302		$ 350
Trade receivables | Credit risk
Disclosure of financial assets [line items]
Credit risk	0.26		0.45